Intangible Assets, Net (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Intangible Assets, Net [Abstract]
Amortization of intangible of assets	$ 59	$ 59	$ 117	$ 117
Intangible assets useful life			5 years
Amortization expense, year 1	236		$ 236
Amortization expense, year 2	214		214
Amortization expense, year 3
Amortization expense, year four
Amortization expense, year five